Subsequent Events (Details Narrative) - USD ($)		3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 01, 2024	May 31, 2024	Mar. 06, 2024	May 31, 2023	May 31, 2024	May 31, 2023	Nov. 30, 2023	Nov. 30, 2022
Subsequent Event [Line Items]
Received from purchase of shares		$ 171,485		$ 977,828	$ 722,935		$ 545
Purchase of shares					37,900,000
Payment for repurchase of stock						$ 435,000	$ 435,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Received from purchase of shares	$ 681,780		$ 602,320
Purchase of shares	12,112,500		24,800,000
Payment for repurchase of stock			$ 5,000
Repurchase of stock			50,000,000